                          JPMORGAN INTERNATIONAL FUNDS

                        JPMORGAN FLEMING ASIA EQUITY FUND
                         JPMORGAN FLEMING EUROPEAN FUND
                           JPMORGAN FLEMING JAPAN FUND

                                 CLASS A SHARES

                         SUPPLEMENT DATED APRIL 10, 2003
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2003

     Effective May 1, 2003, the shareholder servicing fee of 0.25% of average daily net assets will be implemented for Class A Shares of the Funds.

     On page 7, the information under the heading ANNUAL OPERATING EXPENSES with respect to the Class A Shares of the JPMorgan Fleming Asia Equity Fund should be replaced with the following:

                                                       CLASS A
                                                       -------
MANAGEMENT FEES                                          1.00%
DISTRIBUTION (RULE 12B-1) FEES                           0.25%
SHAREHOLDER SERVICE FEES                                 0.25%
OTHER EXPENSES(1)                                        3.91%
                                                       -------
TOTAL OPERATING EXPENSES                                 5.41%
                                                       =======
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                (3.66)%
                                                       -------
NET EXPENSES                                             1.75%
                                                       =======

(1) "Other Expenses" are based on expenses incurred for the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.75%, of average daily net assets through 2/28/04. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees as they may determine from time to time.

     On page 8, the information under the heading EXAMPLE, with respect to the Class A Shares of the JPMorgan Fleming Asia Equity Fund, should be replaced with the following:

EXAMPLE
This example below is intended to help you compare the cost of investing in Class A Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

- net expenses for Class A Shares through 2/28/04 and 2.75%, thereafter through 2/28/13.


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This example is for comparison only; the actual returns of the Class A Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                     1 YEAR           3 YEARS          5 YEARS           10 YEARS
                ----------------- ---------------- ----------------- ------------------
CLASS A*($)           743              1,290            1,862              3,409

*    Assumes sales charge is deducted when shares are purchase.

     On page 23, the information under the heading ANNUAL OPERATING EXPENSES with respect to the Class A Shares of the JPMorgan Fleming European Fund should be replaced with the following:

                                                                CLASS A
                                                                -------
MANAGEMENT FEES                                                   0.65%
DISTRIBUTION (RULE 12B-1) FEES                                    0.25%
SHAREHOLDER SERVICE FEES                                          0.25%
OTHER EXPENSES(1)                                                 1.55%
                                                                -------
TOTAL OPERATING EXPENSES                                          2.70%
                                                                =======
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                         (0.95)%
                                                                -------
NET EXPENSES                                                      1.75%
                                                                =======

(1) "Other Expenses" are based on expenses incurred for the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.75%, of average daily net assets through 2/28/04. The net expenses are not expected to exceed 1.65% for Class A Shares due to contractual caps on other classes of shares which require fund level required. This arrangement may end when these Fund level subsidies are no longer required. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees as they may determine from time to time.

     On page 24, the information under the heading EXAMPLE, with respect to the Class A Shares of the JPMorgan Fleming European Fund, should be replaced with the following:

EXAMPLE
This example below is intended to help you compare the cost of investing in Class A Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

- net expenses for Class A Shares through 2/28/04 and total operating expenses thereafter.

This example is for comparison only; the actual returns of the Class A Shares and your actual costs may be higher or lower.


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IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                     1 YEAR           3 YEARS          5 YEARS           10 YEARS
                ----------------- ---------------- ----------------- ------------------
CLASS A*($)           743              1,280            1,843              3,367

*    Assumes sales charge is deducted when shares are purchase.

     On page 55, the information under the heading ANNUAL OPERATING EXPENSES with respect to the Class A Shares of the JPMorgan Fleming Japan Fund should be replaced with the following:

                                                                 CLASS A
                                                                --------
MANAGEMENT FEES                                                    1.00%
DISTRIBUTION (RULE 12B-1) FEES                                     0.25%
SHAREHOLDER SERVICE FEES                                           0.25%
OTHER EXPENSES(1)                                                 20.93%
                                                                --------
TOTAL OPERATING EXPENSES                                          22.43
                                                                ========
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                         (20.68)%
                                                                --------
NET EXPENSES                                                       1.75%
                                                                ========

(1) "Other Expenses" are based on expenses incurred for the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.75%, of average daily net assets through 2/28/04. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees as they may determine from time to time.

     On page 56, the information under the heading EXAMPLE, with respect to the Class A Shares of the JPMorgan Fleming Japan Fund, should be replaced with the following:

EXAMPLE
This example below is intended to help you compare the cost of investing in Class A Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

- net expenses for Class A Shares through 2/28/04 and 2.75%, thereafter through 2/28/03.

This example is for comparison only; the actual returns of the Class A Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                     1 YEAR           3 YEARS          5 YEARS           10 YEARS
                ----------------- ---------------- ----------------- ------------------
CLASS A*($)           743              1,290            1,862              3,409

*    Assumes sales charge is deducted when shares are purchase.

                                                                  SUP-INTLPR-403